HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale as at December 31, 2018 and December 31, 2017:

AS AT DEC. 31 (MILLIONS)	Real Estate	Renewable Power	Private Equity	2018 Total	2017 Total
Assets
Cash and cash equivalents	$13	$8	$—	$21	$20
Accounts receivables and other	4	75	33	112	44
Investment properties	617	—	—	617	1,007
Property, plant and equipment	—	749	30	779	490
Equity accounted investments	568	—	—	568	—
Other long-term assets	—	88	—	88	44
Assets classified as held for sale	$1,202	$920	$63	$2,185	$1,605
Liabilities
Accounts payable and other	$11	$173	$9	$193	$212
Non-recourse borrowings of managed entities	259	360	—	619	1,212
Liabilities associated with assets classified as held for sale	$270	$533	$9	$812	$1,424